UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.6% (3.7% of Total Investments)
$ 1,145	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,019,737
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	4,728,600
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
24,265	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	9,627,867
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

32,910	Total Consumer Staples			15,376,204

	Education and Civic Organizations – 7.2% (4.7% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	235,228
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	Aa1	8,198,700
	Series 2007A, 4.500%, 10/01/33 (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	189,534
265	5.000%, 11/01/25	11/15 at 100.00	A2	238,362
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	3,505,692
	Trust 1065, 8.923%, 3/01/33 (IF)
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	495,253
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	A	3,110,790
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A,	5/13 at 100.00	AA	3,710,980
	5.125%, 5/15/17 – AMBAC Insured (UB)

22,555	Total Education and Civic Organizations			19,684,539

	Health Care – 18.7% (12.3% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,133,367
	Health System/West, Series 2003A, 5.000%, 3/01/15
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
660	5.000%, 4/01/37	4/16 at 100.00	A+	511,830
10,140	5.250%, 3/01/45	3/16 at 100.00	A+	7,993,058
10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA	8,765,000
	5.000%, 11/15/42 – MBIA Insured
5,655	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	3,045,459
	Trust 3146, 11.686%, 11/15/46 (IF)
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	816,099
	West, Series 2005A, 5.000%, 3/01/35
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	916,359
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
1,000	4.800%, 7/15/17	No Opt. Call	N/R	711,950
3,325	5.125%, 7/15/31	7/17 at 100.00	N/R	1,867,619
9,280	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	7,024,496
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	2,598,872
	Series 2001C, 5.250%, 8/01/31
2,225	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AAA	2,016,206
	Trust 11672, 17.363%, 3/01/41 – BHAC Insured (IF)
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/09 at 101.00	A–	8,463,525
	Series 1999A, 5.250%, 4/01/31
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	2,842,668
	2008A, 8.250%, 12/01/38
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	1,894,938
	Center, Series 2007A, 5.000%, 7/01/38

66,176	Total Health Care			51,601,446

	Housing/Multifamily – 2.4% (1.6% of Total Investments)
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/09 at 102.00	N/R	4,182,750
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	211,014
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,352,866
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	908,354
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38

8,165	Total Housing/Multifamily			6,654,984

	Housing/Single Family – 0.6% (0.4% of Total Investments)
1,670	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008, Trust	2/17 at 100.00	AA–	916,911
	3137, 13.692%, 8/01/37 (Alternative Minimum Tax) (IF)
770	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	721,174
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

2,440	Total Housing/Single Family			1,638,085

	Industrials – 1.7% (1.1% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,453,880
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,290,266
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

7,120	Total Industrials			4,744,146

	Long-Term Care – 2.4% (1.6% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	6,669,355
	Force Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General – 12.8% (8.4% of Total Investments)
4,150	California, General Obligation Bonds, Series 2004, 5.125%, 4/01/25	4/14 at 100.00	A+	3,910,753
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AA	4,865,594
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 100.00	AAA	4,956,750
	2006B, 5.000%, 8/01/24 – FSA Insured
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	2,392,671
	2006C, 0.000%, 8/01/31 – FSA Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AAA	4,933,855
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – FSA Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A3	4,534,107
	2005, 5.000%, 7/01/35 – FGIC Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	545,520
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,417,300
	Series 2003E, 5.250%, 7/01/20 – FSA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,625,152
	Bonds, Series 2003B, 5.000%, 8/01/21 – FSA Insured

36,550	Total Tax Obligation/General			35,181,702

	Tax Obligation/Limited – 38.3% (25.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	749,380
615	5.800%, 9/01/35	9/14 at 102.00	N/R	435,955
1,990	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,507,306
	Tax Bonds, Series 2007, 5.750%, 8/01/25
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	1,936,370
	Bonds, Series 2002A, 5.125%, 9/02/24 – FSA Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – FSA Insured	11/11 at 100.00	AAA	1,145,753
1,165	5.375%, 11/01/19 – FSA Insured	11/11 at 100.00	AAA	1,188,568
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,501,940
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	570,151
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AA	882,894
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	3/09 at 102.00	AA	3,460,265
	District 2, Series 1998A, 5.250%, 9/01/17 – MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	835,943
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	4,019,402
	5.500%, 3/01/22 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
37,695	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A	29,146,524
4,395	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A	3,321,653
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	A–	2,130,261
	5.000%, 9/01/35 – SYNCORA GTY Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	A	4,494,375
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
345	5.000%, 9/01/26	9/16 at 100.00	N/R	244,015
795	5.125%, 9/01/36	9/16 at 100.00	N/R	508,482
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	434,039
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,646,080
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	787,680
	8/01/37 – RAAI Insured
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	1,016,520
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,750	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	1/09 at 101.00	AA	1,664,583
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,477,598
	Participation, Series 2005, 5.000%, 3/01/24 – FSA Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AA	2,740,290
	8/01/37 – MBIA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AA	8,728,776
	2001, 5.000%, 3/01/19 – MBIA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
545	5.000%, 9/01/26	9/14 at 102.00	N/R	374,164
250	5.000%, 9/01/33	9/14 at 102.00	N/R	159,680
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AA	3,339,284
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AA	5,361,328
	Project, Series 2001A, 5.000%, 11/01/22 – MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A	946,210
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AA	1,572,748
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	477,933
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AA	1,639,739
	Areas, Series 2003, 5.250%, 8/01/22 – MBIA Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	668,599
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	2,605,575
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	863,616
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,743,294
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	2,644,920
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AA	759,840
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,320,413
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,433,560
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	988,511
	District 2001-1, Series 2004A, 6.125%, 9/01/39

123,935	Total Tax Obligation/Limited			105,474,217

	Transportation – 20.3% (13.3% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,324,738
	2006, 5.000%, 4/01/31 (UB)
830	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	651,657
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 101.00	BBB–	6,566,781
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AA	8,083,545
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	100,220
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AA	19,215,119
	(Alternative Minimum Tax)
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	19,874,522
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

65,320	Total Transportation			55,816,582

	U.S. Guaranteed – 31.4% (20.7% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,820,355
	5/01/18 (Pre-refunded 5/01/12)
115	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	Aa2 (4)	126,490
	Series 2001W, 5.250%, 12/01/22 (Pre-refunded 12/01/11) – FSA Insured
1,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	1,591,080
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	2/09 at 101.00	AAA	8,505,336
	Series 1998B, 5.250%, 10/01/14 (ETM)
715	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	752,916
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
4,850	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,215,545
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,314,168
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,562,778
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA (4)	11,925,378
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	2,709,000
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	4,889,925
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	5,904,414
	5.375%, 8/15/29 (ETM)
6,530	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	Baa1 (4)	7,194,818
	Project, Series 2000, 5.750%, 6/15/33 (Pre-refunded 12/15/10) – MBIA Insured
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AA (4)	4,241,200
	(Pre-refunded 7/01/10) – MBIA Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,153,064
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%,
	6/01/27 (Pre-refunded 6/01/12)
700	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (4)	735,076
	Projects, Series 2002A, 5.250%, 1/01/22 (Pre-refunded 1/01/10)
11,305	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O, 5.000%, 9/01/21	9/10 at 101.00	AA (4)	12,076,000
	(Pre-refunded 9/01/10) – FGIC Insured
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	2,815,950
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

80,185	Total U.S. Guaranteed			86,533,493

	Utilities – 4.4% (2.9% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,615,734
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,376,929
	2007A, 5.000%, 11/15/35
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,046,800
	2008, 5.000%, 7/01/31 – FSA Insured (UB)
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	1,030,973
	9/01/31 – SYNCORA GTY Insured

14,175	Total Utilities			12,070,436

	Water and Sewer – 6.2% (4.1% of Total Investments)
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	739,488
	5.000%, 4/01/36 – MBIA Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	2,054,700
	AMBAC Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA	676,583
	5.000%, 6/01/31 – MBIA Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	6,393,007
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	2,046,825
	2006, 5.000%, 12/01/31 – FGIC Insured
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AA	5,191,214
	Series 2002A, 5.000%, 11/01/18 – MBIA Insured

19,825	Total Water and Sewer			17,101,817

$ 487,856	Total Investments (cost $470,719,641) – 152.0%			418,547,006

	Floating Rate Obligations – (4.7)%			(12,865,000)

	Other Assets Less Liabilities – 1.9%			5,196,061

	Auction Rate Preferred Shares, at Liquidation Value – (49.2)% (5)			(135,525,000)

	Net Assets Applicable to Common Shares – 100%			$275,353,067

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$418,547,006	$ —	$418,547,006

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $457,582,067.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 8,166,919
Depreciation	(60,068,762)

Net unrealized appreciation (depreciation) of investments	$(51,901,843)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009